Distribution Date:	03/15/24	UBS Commercial Mortgage Trust 2017-C6
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	5		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	18
			Don Simon	(203) 660-6100
Historical Detail	19		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276UAS0	2.344200%	21,136,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276UAT8	3.358500%	63,519,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276UAU5	3.504200%	32,627,000.00	23,802,911.35	945,024.36	69,508.47	0.00	0.00	1,014,532.83	22,857,886.99	38.38%	30.00%
A-3	90276UAV3	3.580600%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	90276UAW1	3.319800%	148,878,000.00	140,586,003.12	11,815,652.67	388,931.18	0.00	0.00	12,204,583.85	128,770,350.45	38.38%	30.00%
A-5	90276UAX9	3.579500%	165,633,000.00	165,633,000.00	0.00	494,069.44	0.00	0.00	494,069.44	165,633,000.00	38.38%	30.00%
A-BP	90276UAY7	3.885800%	7,500,000.00	7,500,000.00	0.00	24,286.25	0.00	0.00	24,286.25	7,500,000.00	38.38%	30.00%
A-S	90276UBC4	3.932300%	76,174,000.00	76,174,000.00	0.00	249,615.85	0.00	0.00	249,615.85	76,174,000.00	23.93%	18.88%
B	90276UBD2	4.153900%	30,811,000.00	30,811,000.00	0.00	106,654.84	0.00	0.00	106,654.84	30,811,000.00	18.08%	14.38%
C	90276UBE0	4.616348%	26,533,000.00	26,533,000.00	0.00	102,071.30	0.00	0.00	102,071.30	26,533,000.00	13.05%	10.50%
D	90276UAJ0	2.500000%	29,956,000.00	29,956,000.00	0.00	62,408.33	0.00	0.00	62,408.33	29,956,000.00	7.37%	6.13%
E	90276UAL5	3.406200%	13,694,000.00	13,694,000.00	0.00	38,870.42	0.00	0.00	38,870.42	13,694,000.00	4.77%	4.13%
F	90276UAN1	3.406200%	6,847,000.00	6,847,000.00	0.00	19,435.21	0.00	0.00	19,435.21	6,847,000.00	3.47%	3.13%
NR*	90276UBF7	3.406200%	21,397,267.00	21,397,267.00	0.00	267,810.44	0.00	3,118,449.81	267,810.44	18,278,817.19	0.00%	0.00%
R	90276UAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			684,705,267.00	542,934,181.47	12,760,677.03	1,823,661.73	0.00	3,118,449.81	14,584,338.76	527,055,054.63

X-A	90276UAZ4	1.152909%	471,793,000.00	330,021,914.47	0.00	317,070.91	0.00	0.00	317,070.91	317,261,237.44
X-BP	90276UBA8	0.730548%	7,500,000.00	7,500,000.00	0.00	4,565.92	0.00	0.00	4,565.92	7,500,000.00
X-B	90276UBB6	0.496975%	133,518,000.00	133,518,000.00	0.00	55,295.96	0.00	0.00	55,295.96	133,518,000.00
X-D	90276UAA9	2.116348%	29,956,000.00	29,956,000.00	0.00	52,831.10	0.00	0.00	52,831.10	29,956,000.00
X-E	90276UAC5	1.210148%	13,694,000.00	13,694,000.00	0.00	13,809.80	0.00	0.00	13,809.80	13,694,000.00
X-F	90276UAE1	1.210148%	6,847,000.00	6,847,000.00	0.00	6,904.90	0.00	0.00	6,904.90	6,847,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	90276UAG6	1.210148%	21,397,267.00	21,397,267.00	0.00	21,578.22	0.00	0.00	21,578.22	18,278,817.19
Notional SubTotal			684,705,267.00	542,934,181.47	0.00	472,056.81	0.00	0.00	472,056.81	527,055,054.63

Deal Distribution Total					12,760,677.03	2,295,718.54	0.00	3,118,449.81	15,056,395.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276UAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276UAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276UAU5	729.54642934	28.96448831	2.13039722	0.00000000	0.00000000	0.00000000	0.00000000	31.09488552	700.58194103
A-3	90276UAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	90276UAW1	944.30341031	79.36466550	2.61241540	0.00000000	0.00000000	0.00000000	0.00000000	81.97708090	864.93874481
A-5	90276UAX9	1,000.00000000	0.00000000	2.98291669	0.00000000	0.00000000	0.00000000	0.00000000	2.98291669	1,000.00000000
A-BP	90276UAY7	1,000.00000000	0.00000000	3.23816667	0.00000000	0.00000000	0.00000000	0.00000000	3.23816667	1,000.00000000
A-S	90276UBC4	1,000.00000000	0.00000000	3.27691666	0.00000000	0.00000000	0.00000000	0.00000000	3.27691666	1,000.00000000
B	90276UBD2	1,000.00000000	0.00000000	3.46158320	0.00000000	0.00000000	0.00000000	0.00000000	3.46158320	1,000.00000000
C	90276UBE0	1,000.00000000	0.00000000	3.84695662	0.00000000	0.00000000	0.00000000	0.00000000	3.84695662	1,000.00000000
D	90276UAJ0	1,000.00000000	0.00000000	2.08333322	0.00000000	0.00000000	0.00000000	0.00000000	2.08333322	1,000.00000000
E	90276UAL5	1,000.00000000	0.00000000	2.83850007	0.00000000	0.00000000	0.00000000	0.00000000	2.83850007	1,000.00000000
F	90276UAN1	1,000.00000000	0.00000000	2.83850007	0.00000000	0.00000000	0.00000000	0.00000000	2.83850007	1,000.00000000
NR	90276UBF7	1,000.00000000	0.00000000	12.51610498	(9.67760509)	11.60756605	0.00000000	145.74056631	12.51610498	854.25943369
R	90276UAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276UAZ4	699.50574610	0.00000000	0.67205514	0.00000000	0.00000000	0.00000000	0.00000000	0.67205514	672.45855161
X-BP	90276UBA8	1,000.00000000	0.00000000	0.60878933	0.00000000	0.00000000	0.00000000	0.00000000	0.60878933	1,000.00000000
X-B	90276UBB6	1,000.00000000	0.00000000	0.41414611	0.00000000	0.00000000	0.00000000	0.00000000	0.41414611	1,000.00000000
X-D	90276UAA9	1,000.00000000	0.00000000	1.76362331	0.00000000	0.00000000	0.00000000	0.00000000	1.76362331	1,000.00000000
X-E	90276UAC5	1,000.00000000	0.00000000	1.00845626	0.00000000	0.00000000	0.00000000	0.00000000	1.00845626	1,000.00000000
X-F	90276UAE1	1,000.00000000	0.00000000	1.00845626	0.00000000	0.00000000	0.00000000	0.00000000	1.00845626	1,000.00000000
X-NR	90276UAG6	1,000.00000000	0.00000000	1.00845683	0.00000000	0.00000000	0.00000000	0.00000000	1.00845683	854.25943369

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/24 - 02/29/24	30	0.00	69,508.47	0.00	69,508.47	0.00	0.00	0.00	69,508.47	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/24 - 02/29/24	30	0.00	388,931.18	0.00	388,931.18	0.00	0.00	0.00	388,931.18	0.00
A-5	02/01/24 - 02/29/24	30	0.00	494,069.44	0.00	494,069.44	0.00	0.00	0.00	494,069.44	0.00
A-BP	02/01/24 - 02/29/24	30	0.00	24,286.25	0.00	24,286.25	0.00	0.00	0.00	24,286.25	0.00
X-A	02/01/24 - 02/29/24	30	0.00	317,070.91	0.00	317,070.91	0.00	0.00	0.00	317,070.91	0.00
X-BP	02/01/24 - 02/29/24	30	0.00	4,565.92	0.00	4,565.92	0.00	0.00	0.00	4,565.92	0.00
X-B	02/01/24 - 02/29/24	30	0.00	55,295.96	0.00	55,295.96	0.00	0.00	0.00	55,295.96	0.00
X-D	02/01/24 - 02/29/24	30	0.00	52,831.10	0.00	52,831.10	0.00	0.00	0.00	52,831.10	0.00
X-E	02/01/24 - 02/29/24	30	0.00	13,809.80	0.00	13,809.80	0.00	0.00	0.00	13,809.80	0.00
X-F	02/01/24 - 02/29/24	30	0.00	6,904.90	0.00	6,904.90	0.00	0.00	0.00	6,904.90	0.00
X-NR	02/01/24 - 02/29/24	30	0.00	21,578.22	0.00	21,578.22	0.00	0.00	0.00	21,578.22	0.00
A-S	02/01/24 - 02/29/24	30	0.00	249,615.85	0.00	249,615.85	0.00	0.00	0.00	249,615.85	0.00
B	02/01/24 - 02/29/24	30	0.00	106,654.84	0.00	106,654.84	0.00	0.00	0.00	106,654.84	0.00
C	02/01/24 - 02/29/24	30	0.00	102,071.30	0.00	102,071.30	0.00	0.00	0.00	102,071.30	0.00
D	02/01/24 - 02/29/24	30	0.00	62,408.33	0.00	62,408.33	0.00	0.00	0.00	62,408.33	0.00
E	02/01/24 - 02/29/24	30	0.00	38,870.42	0.00	38,870.42	0.00	0.00	0.00	38,870.42	0.00
F	02/01/24 - 02/29/24	30	0.00	19,435.21	0.00	19,435.21	0.00	0.00	0.00	19,435.21	0.00
NR	02/01/24 - 02/29/24	30	454,155.37	60,736.14	0.00	60,736.14	(207,074.30)	0.00	0.00	267,810.44	248,370.19
Totals			454,155.37	2,088,644.24	0.00	2,088,644.24	(207,074.30)	0.00	0.00	2,295,718.54	248,370.19

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	15,056,395.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,028,357.13	Master Servicing Fee	4,083.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,021.75
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	218.65
ARD Interest	0.00	Operating Advisor Fee	874.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	227.39
Extension Interest	0.00
Interest Reserve Withdrawal	69,685.38
Total Interest Collected	2,098,042.51	Total Fees	9,716.10

Principal		Expenses/Reimbursements
Scheduled Principal	679,661.97	Reimbursement for Interest on Advances	(433.11)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,081,015.06	Special Servicing Fees (Monthly)	(207,833.33)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	874.28
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	12,760,677.03	Total Expenses/Reimbursements	(207,392.16)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,295,718.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,760,677.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	15,056,395.57
Total Funds Collected	14,858,719.54	Total Funds Distributed	14,858,719.51

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	542,851,559.36	542,851,559.36	Beginning Certificate Balance	542,934,181.47
(-) Scheduled Principal Collections	679,661.97	679,661.97	(-) Principal Distributions	12,760,677.03
(-) Unscheduled Principal Collections	12,081,015.06	12,081,015.06	(-) Realized Losses	3,118,449.81
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	3,118,450.67
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	3,118,450.67	3,118,450.67	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	526,972,431.66	526,972,431.66	Certificate Other Adjustments**	(0.86)
Beginning Actual Collateral Balance	542,970,289.33	542,970,289.33	Ending Certificate Balance	527,055,054.63
Ending Actual Collateral Balance	526,972,431.65	526,972,431.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	82,622.11
Beginning Cumulative Advances	0.00	82,622.97	UC / (OC) Change	0.86
Current Period Advances	0.00	0.00	Ending UC / (OC)	82,622.97
Ending Cumulative Advances	0.00	82,622.97	Net WAC Rate	4.62%
			UC / (OC) Interest	317.84
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	39,569,048.09	7.51%	42	4.5565	NAP	Defeased	5	39,569,048.09	7.51%	42	4.5565	NAP
10,000,000 or less	16	91,931,348.14	17.45%	43	4.7935	1.654877	1.40 or less	11	131,778,307.63	25.01%	43	4.8245	1.074634
10,000,001 to 15,000,000	6	78,967,543.16	14.99%	36	4.4684	1.794529	1.41 to 1.50	4	54,961,060.13	10.43%	43	4.9092	1.469640
15,000,001 to 20,000,000	5	87,459,145.19	16.60%	44	4.6828	1.825566	1.51 to 1.60	2	40,478,642.80	7.68%	43	4.6196	1.542288
20,000,001 to 25,000,000	2	46,550,389.71	8.83%	24	4.0405	1.905304	1.61 to 1.70	2	33,749,529.63	6.40%	43	4.8251	1.679442
25,000,001 to 35,000,000	4	111,021,095.34	21.07%	44	4.6842	2.146502	1.71 to 1.80	3	18,369,297.23	3.49%	44	4.6480	1.745392
35,000,001 or greater	2	71,473,862.03	13.56%	44	4.9566	1.717050	1.81 to 1.90	1	35,902,732.61	6.81%	44	5.3000	1.888600
Totals	40	526,972,431.66	100.00%	41	4.6412	1.852016	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01 to 2.25	3	48,443,813.54	9.19%	44	4.4972	2.081254
							2.26 to 2.50	2	35,000,000.00	6.64%	17	3.8493	2.450871
							2.51 or greater	7	88,720,000.00	16.84%	38	4.3036	3.102598
							Totals	40	526,972,431.66	100.00%	41	4.6412	1.852016
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	39,569,048.09	7.51%	42	4.5565	NAP	Utah	1	1,084,084.15	0.21%	43	4.3790	3.103300
Alabama	2	2,718,714.41	0.52%	43	4.4106	2.033615	Washington	1	10,000,000.00	1.90%	43	4.6200	2.365300
Arizona	2	2,404,223.80	0.46%	43	4.6100	1.543900	Totals	109	526,972,431.66	100.00%	41	4.6412	1.852016
California	11	88,001,688.86	16.70%	27	4.1789	1.753319
									Property Type³
Colorado	2	4,408,469.15	0.84%	44	4.8133	2.124291
Delaware	1	3,155,510.74	0.60%	44	5.2180	0.536100		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	3	4,687,529.05	0.89%	43	4.4058	2.195043		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	6	12,170,710.17	2.31%	44	5.1507	1.282273	Defeased	12	39,569,048.09	7.51%	42	4.5565	NAP
Illinois	3	40,859,515.59	7.75%	45	4.8056	2.330020	Industrial	1	624,797.82	0.12%	43	4.7900	1.393200
Indiana	7	33,008,811.23	6.26%	44	4.9286	1.618621	Lodging	12	48,005,259.92	9.11%	44	5.1607	1.181796
Kansas	3	4,430,738.50	0.84%	43	4.4125	1.968096	Mixed Use	2	46,124,044.12	8.75%	45	4.4492	2.281535
Louisiana	2	4,038,967.16	0.77%	42	4.5563	1.614672	Multi-Family	14	25,199,999.60	4.78%	43	4.7407	1.201124
Maryland	4	44,721,035.26	8.49%	44	4.5319	1.861857	Office	28	186,194,897.29	35.33%	36	4.5098	2.114211
Michigan	3	9,166,982.98	1.74%	44	5.0700	1.443500	Retail	39	166,346,872.74	31.57%	43	4.6960	1.561658
Minnesota	3	2,435,669.57	0.46%	43	4.3790	3.103300	Self Storage	1	4,907,513.38	0.93%	44	4.6892	1.530600
Nevada	1	30,000,000.00	5.69%	45	4.2500	2.589900	Totals	109	526,972,431.66	100.00%	41	4.6412	1.852016
New York	13	14,999,999.60	2.85%	42	4.7120	1.131100
North Carolina	3	8,586,832.56	1.63%	36	5.0692	1.222562
Ohio	4	65,741,677.51	12.48%	44	5.0707	1.704350
Oklahoma	2	3,912,736.42	0.74%	42	4.5502	1.620326
Oregon	1	10,200,000.00	1.94%	44	4.7830	1.304100
Pennsylvania	2	39,175,875.22	7.43%	44	4.7145	1.422021
South Carolina	1	823,622.37	0.16%	43	4.3790	3.103300
Tennessee	1	3,110,355.21	0.59%	40	4.7140	1.469600
Texas	15	33,559,635.36	6.37%	43	4.6204	1.755933

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	39,569,048.09	7.51%	42	4.5565	NAP	Defeased	5	39,569,048.09	7.51%	42	4.5565	NAP
	4.0000% or less	2	40,000,000.00	7.59%	7	3.5410	3.293188	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	9	95,449,749.06	18.11%	44	4.3788	2.299484	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	18	266,685,615.94	50.61%	44	4.7207	1.610152	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	5	79,392,052.38	15.07%	43	5.2055	1.470250	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	5,875,966.19	1.12%	45	5.7300	1.002000	49 months or greater	35	487,403,383.57	92.49%	41	4.6481	1.853149
	Totals	40	526,972,431.66	100.00%	41	4.6412	1.852016	Totals	40	526,972,431.66	100.00%	41	4.6412	1.852016
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	39,569,048.09	7.51%	42	4.5565	NAP	Defeased	5	39,569,048.09	7.51%	42	4.5565	NAP
	109 months or less	35	487,403,383.57	92.49%	41	4.6481	1.853149	Interest Only	13	169,050,000.00	32.08%	35	4.3180	2.525870
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	22	318,353,383.57	60.41%	44	4.8233	1.495924
	Totals	40	526,972,431.66	100.00%	41	4.6412	1.852016	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	526,972,431.66	100.00%	41	4.6412	1.852016
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	39,569,048.09	7.51%	42	4.5565	NAP			No outstanding loans in this group
Underwriter's Information		6	36,928,643.98	7.01%	28	4.1087	3.180267
	12 months or less	26	396,617,448.05	75.26%	41	4.6968	1.677031
	13 months to 24 months	3	53,857,291.54	10.22%	44	4.6594	2.240147
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	526,972,431.66	100.00%	41	4.6412	1.852016
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	308960004	OF	Burbank	CA	Actual/360	3.541%	71,311.81	0.00	0.00	N/A	10/06/24	--	25,000,000.00	25,000,000.00	03/06/24
1A	308960005				Actual/360	3.541%	42,787.08	0.00	0.00	N/A	10/06/24	--	15,000,000.00	15,000,000.00	03/06/24
3	28401154	OF	Various	Various	Actual/360	4.610%	132,368.17	72,928.70	0.00	N/A	10/06/27	--	35,644,058.12	35,571,129.42	03/06/24
4	300571775	OF	Cleveland	OH	Actual/360	5.300%	153,553.76	63,015.05	0.00	N/A	11/06/27	--	35,965,747.66	35,902,732.61	03/06/24
6	309301006	OF	Chicago	IL	Actual/360	4.704%	113,680.00	0.00	0.00	N/A	12/05/27	--	30,000,000.00	30,000,000.00	08/05/23
7	309301007	MU	Las Vegas	NV	Actual/360	4.250%	102,708.33	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	03/06/24
8	300571763	Various Various		CA	Actual/360	4.790%	100,078.41	51,899.30	0.00	N/A	10/06/27	--	25,936,380.51	25,884,481.21	03/06/24
9	309301009	LO	Various	Various	Actual/360	5.070%	102,859.93	48,433.83	0.00	N/A	11/01/27	--	25,185,047.96	25,136,614.13	03/01/24
11	300571774	RT	Altoona	PA	Actual/360	4.620%	80,325.14	32,719.73	0.00	N/A	11/06/27	--	21,583,109.44	21,550,389.71	03/06/24
12	309301012	OF	Linthicum	MD	Actual/360	4.480%	70,686.20	40,523.28	0.00	N/A	11/06/27	--	19,586,693.96	19,546,170.68	03/06/24
13	304101911	OF	Lanham	MD	Actual/360	4.450%	67,860.68	32,883.07	0.00	N/A	11/06/27	--	18,930,525.93	18,897,642.86	03/06/24
14	309301014	RT	Puyallup	WA	Actual/360	4.620%	37,216.67	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	03/06/24
14A	309301114				Actual/360	4.620%	37,216.67	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	03/06/24
15	309301015	SS	Various	OH	Actual/360	4.221%	65,279.26	30,807.35	0.00	N/A	08/06/27	--	19,198,824.47	19,168,017.12	03/06/24
16	300571764	RT	Easton	PA	Actual/360	4.830%	68,679.33	26,087.11	0.00	N/A	10/06/27	--	17,651,572.62	17,625,485.51	03/06/24
17	407004758	RT	Aurora	OH	Actual/360	4.916%	60,572.35	29,816.59	0.00	N/A	12/06/27	--	15,295,618.61	15,265,802.02	03/06/24
18	309301018	MU	Indianapolis	IN	Actual/360	4.820%	62,705.81	26,689.84	0.00	N/A	11/06/27	--	16,150,733.96	16,124,044.12	03/06/24
19	407004759	MU	Los Angeles	CA	Actual/360	4.534%	55,599.28	12,104,265.44	0.00	N/A	12/06/27	--	15,222,716.11	0.00	03/06/24
20	407004749	MF	New York	NY	Actual/360	4.712%	56,936.67	0.00	0.00	N/A	09/06/27	--	15,000,000.00	15,000,000.00	03/06/24
21	28201155	RT	Canton	OH	Actual/360	4.681%	52,684.06	24,940.40	0.00	N/A	11/06/27	--	13,971,567.12	13,946,626.72	03/06/24
22	309301022	RT	Murrieta	CA	Actual/360	4.577%	54,248.56	22,442.05	0.00	N/A	11/01/27	--	14,713,358.49	14,690,916.44	03/01/24
23	309301023	RT	Various	Various	Actual/360	4.419%	31,597.36	18,592.18	0.00	N/A	10/06/27	--	8,875,883.72	8,857,291.54	03/06/24
23A	309301123				Actual/360	4.419%	15,798.67	9,296.12	0.00	N/A	10/06/27	--	4,437,940.10	4,428,643.98	03/06/24
24	309140003	RT	Various	Various	Actual/360	4.379%	21,941.22	0.00	0.00	N/A	10/06/27	--	6,220,000.00	6,220,000.00	03/06/24
24A	309140004				Actual/360	4.379%	8,818.82	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	03/06/24
24B	309140005				Actual/360	4.379%	8,818.82	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	03/06/24
24C	309140006				Actual/360	4.379%	8,818.82	0.00	0.00	N/A	10/06/27	--	2,500,000.00	2,500,000.00	03/06/24
26	333100056	MF	Portland	OR	Actual/360	4.783%	39,300.32	0.00	0.00	N/A	11/05/27	--	10,200,000.00	10,200,000.00	03/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	28001179	SS	Federal Way	WA	Actual/360	4.590%	37,622.06	0.00	0.00	N/A	12/06/27	09/06/27	10,175,000.00	10,175,000.00	03/06/24
28	407004720	RT	Various	Various	Actual/360	4.714%	38,467.55	0.00	0.00	N/A	07/06/27	--	10,130,000.00	10,130,000.00	12/06/23
29	309301029	RT	Various	NC	Actual/360	5.110%	31,770.44	15,519.66	0.00	N/A	02/01/27	--	7,718,035.54	7,702,515.88	03/01/24
30	300571767	LO	Lansing	IL	Actual/360	5.300%	32,058.03	14,032.26	0.00	N/A	11/06/27	--	7,508,711.28	7,494,679.02	03/06/24
31	300571769	LO	Dallas	TX	Actual/360	4.800%	24,594.26	18,094.01	0.00	N/A	11/06/27	--	6,360,583.86	6,342,489.85	03/06/24
32	309301032	OF	Baltimore	MD	Actual/360	4.940%	25,028.77	12,292.48	0.00	N/A	11/06/27	--	6,289,514.20	6,277,221.72	03/06/24
33	333100058	LO	Kingsland	GA	Actual/360	5.730%	27,192.60	15,190.54	0.00	N/A	12/05/27	--	5,891,156.73	5,875,966.19	03/05/24
34	309301034	SS	Paso Robles	CA	Actual/360	4.689%	18,575.15	9,914.24	0.00	N/A	11/06/27	--	4,917,427.62	4,907,513.38	03/06/24
35	300571771	OF	Pensacola	FL	Actual/360	5.040%	18,118.80	12,401.19	0.00	N/A	08/06/27	--	4,462,759.59	4,450,358.40	03/06/24
36	28001170	LO	Raleigh	NC	Actual/360	5.398%	13,987.85	8,630.16	0.00	N/A	11/06/27	--	3,216,788.63	3,208,158.47	03/06/24
37	28001180	RT	Commerce City	CO	Actual/360	4.983%	12,747.34	6,139.02	0.00	N/A	12/06/27	--	3,175,654.86	3,169,515.84	03/06/24
38	28001164	LO	Wilmington	DE	Actual/360	5.218%	13,288.93	5,968.89	0.00	N/A	11/06/27	--	3,161,479.63	3,155,510.74	03/06/24
39	300571770	OF	El Paso	TX	Actual/360	5.040%	10,453.15	7,154.54	0.00	N/A	08/06/27	--	2,574,668.64	2,567,514.10	03/06/24
Totals							2,028,357.13	12,760,677.03	0.00				542,851,559.36	526,972,431.66
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	64,214,066.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,485,807.04	14,641,107.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,534,217.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,628,679.00	5,034,951.00	01/01/22	09/30/22	10/11/23	0.00	0.00	113,278.11	834,294.36	0.00	0.00
7	15,131,642.00	12,067,526.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,634,116.37	0.00	--	--	--	0.00	0.00	0.00	0.00	4,418.75	0.00
9	8,537,796.00	7,662,733.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,693,019.30	4,738,515.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,901,840.28	2,862,574.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,443,491.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,004,779.00	3,950,668.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,901,361.92	1,459,056.92	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,211,120.68	2,140,177.11	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,936,467.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	961,784.44	356,878.60	01/01/23	06/30/23	--	0.00	19,607.58	0.00	0.00	0.00	0.00
20	4,040,960.00	3,039,786.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,323,637.84	3,526,849.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,690,338.67	892,468.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,606,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	26,305,279.08	21,207,185.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	655,076.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	744,441.00	184,954.00	01/01/23	03/31/23	--	0.00	0.00	38,178.84	120,132.39	0.00	0.00
29	759,274.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	476,753.74	212,104.08	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,006,079.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	479,472.00	86,649.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	989,477.87	638,363.72	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	528,545.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	479,971.75	309,808.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,547,815.00	1,272,980.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	200,853,979.99	86,285,338.10				0.00	19,607.58	151,456.95	954,426.75	4,418.75	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	407004759	12,081,015.06	Disposition	0.00	0.00
Totals		12,081,015.06		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	1	10,130,000.00	1	30,000,000.00	0	0.00	1	0.00	0	0.00	0	0.00	1	12,081,015.06	4.641195%	4.597340%	41
02/16/24	1	10,130,000.00	0	0.00	2	45,222,716.11	0	0.00	1	15,222,716.11	0	0.00	0	0.00	0	0.00	4.638396%	4.592455%	42
01/18/24	1	10,130,000.00	0	0.00	2	45,242,056.55	0	0.00	1	15,242,056.55	0	0.00	0	0.00	0	0.00	4.638571%	4.592641%	43
12/15/23	1	10,130,000.00	0	0.00	2	45,261,321.77	0	0.00	1	15,261,321.77	0	0.00	0	0.00	0	0.00	4.638744%	4.592825%	44
11/17/23	1	10,130,000.00	1	15,282,429.32	1	30,000,000.00	0	0.00	1	15,282,429.32	0	0.00	0	0.00	0	0.00	4.638931%	4.595927%	45
10/17/23	1	15,301,537.53	1	10,130,000.00	1	30,000,000.00	0	0.00	1	15,301,537.53	0	0.00	0	0.00	0	0.00	4.639102%	4.596111%	46
09/15/23	2	25,452,493.70	0	0.00	1	30,000,000.00	0	0.00	1	15,322,493.70	0	0.00	0	0.00	0	0.00	4.639287%	4.596309%	47
08/17/23	0	0.00	1	30,000,000.00	1	15,341,446.09	0	0.00	1	15,341,446.09	0	0.00	0	0.00	0	0.00	4.639455%	4.596491%	48
07/17/23	0	0.00	1	30,000,000.00	1	15,360,324.78	0	0.00	1	15,360,324.78	0	0.00	0	0.00	0	0.00	4.639622%	4.596671%	49
06/16/23	1	30,000,000.00	0	0.00	1	15,381,059.67	0	0.00	1	15,381,059.67	0	0.00	0	0.00	0	0.00	4.639804%	4.592241%	50
05/17/23	0	0.00	0	0.00	2	25,529,784.29	0	0.00	1	15,399,784.29	0	0.00	0	0.00	0	0.00	4.639969%	4.592423%	51
04/17/23	0	0.00	2	25,550,370.65	0	0.00	0	0.00	1	15,420,370.65	0	0.00	0	0.00	0	0.00	4.640148%	4.606288%	52
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	309301006	08/05/23	6	6	113,278.11	834,294.36	0.00	30,000,000.00	05/11/23	13
28	407004720	12/06/23	2	2	38,178.84	120,132.39	0.00	10,130,000.00	02/29/24	13
Totals					151,456.95	954,426.75	0.00	40,130,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		40,000,000	40,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		7,702,516	7,702,516	0		0
37 - 48 Months		479,269,916	439,139,916	40,130,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	526,972,432	486,842,432	0	10,130,000	30,000,000	0
Feb-24	542,851,559	487,498,843	10,130,000	0	30,000,000	15,222,716
Jan-24	543,432,082	488,060,026	10,130,000	0	30,000,000	15,242,057
Dec-23	544,010,215	488,618,893	10,130,000	0	30,000,000	15,261,322
Nov-23	544,634,373	489,221,944	10,130,000	0	30,000,000	15,282,429
Oct-23	545,207,555	489,776,017	0	10,130,000	30,000,000	15,301,538
Sep-23	545,826,942	490,374,448	10,130,000	0	30,000,000	15,322,494
Aug-23	546,395,213	501,053,767	0	30,000,000	0	15,341,446
Jul-23	546,961,144	501,600,819	0	30,000,000	0	15,360,325
Jun-23	547,573,542	502,192,482	30,000,000	0	0	15,381,060
May-23	548,134,622	522,604,837	0	0	10,130,000	15,399,784
Apr-23	548,742,343	523,191,973	0	10,130,000	0	15,420,371
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	309301006	30,000,000.00	30,000,000.00	66,000,000.00	06/23/23	4,314,916.00	2.94210	09/30/22	12/05/27	I/O
19	407004759	0.00	-	15,390,000.00	07/03/23	343,296.60	0.72560	06/30/23	12/06/27	284
28	407004720	10,130,000.00	10,130,000.00	16,610,000.00	10/30/16	175,453.25	1.46960	03/31/23	07/06/27	I/O
32	309301032	6,277,221.72	6,277,221.72	12,200,000.00	09/07/17	57,807.00	0.51620	03/31/23	11/06/27	283
Totals		46,407,221.72	46,407,221.72	110,200,000.00		4,891,472.85

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	309301006	OF	IL	05/11/23	13

Loan transferred to SS on 3/30/23 for Imminent Default. The loan is secured by a 574K SF office building located in the West Loop of Chicago, IL. It is adjacent to the Chicago Board of Trade (E). The property was built in 1961. T1: Harris & Harris downsized from 72k SF to 48k SF while extending through 2032. T2: Loop Capital (40K SF) has exercised their termination option and will vacate 2Q '24 leaving the building ~53% occupied. Borrower has engaged Iron Hound for workout discussions and all parties have executed a PNL. Guarantor passed away 6/29/23 and the Guarantor's son has assumed control of the organization. Receiver has been appointed as of 1/11/24. Lender and Borrower are negotiating on a modification that would involve new equity being contribute d. Lender will continue workout discussions with Borrower and consultant while dual tracking foreclosure.
19	407004759	MU	CA	06/19/20	7

Property is a 43,701 SF mixed-use building located in the Fashion District of downtown Los Angeles. The Loan was transferred for Imminent Default at Borrower's request as a result of the COVID-19 pandemic. A receiver was put in place and foreclosure subsequently occurred on 8/11/21. The Property is currently 87.1% occupied. The property was sold on the auction and closed 2/13/24.

28	407004720	RT	Various	02/29/24	13

Loan transferred for non monetary default as borrower has been unwilling to comply with cash management. Pre-negotiation letter was signed and discussions regarding a resolution related to the implementation of CM have been taking place.

The special servicer also reviewed and approved a lease which would increase occupancy at the asset to 100%. New tenant building out space and expected to be in place by the end of April 2023. Settlement agreement signed and Special to monitor performance. Loan recently retransferred for payment default and special servicer has reached out to Borrower to set up call.

32	309301032	OF	MD	11/27/23	13

The Loan transferred to Special Servicing on 11/27/2023. Ongoing discussions with borrower regarding the transition of the property back to Lender. SS continues to evaluate the loan and its collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
26	333100056	0.00	4.78300%	0.00	4.78300%	10	09/23/21	11/05/20	04/11/22
31	300571769	7,038,801.57	4.80000%	7,038,801.57 4.80000%		10	07/15/20	07/06/20	08/11/20
38	28001164	3,381,791.64	5.21800%	3,381,791.64 5.21800%		8	06/07/21	05/06/20	--
Totals		10,420,593.21		10,420,593.21
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	407004759 03/15/24	15,222,716.11	15,390,000.00	13,041,503.09	937,237.65	13,041,503.09	12,104,265.44	3,118,450.67	0.00	0.00	3,118,450.67	20.11%
Current Period Totals		15,222,716.11	15,390,000.00	13,041,503.09	937,237.65	13,041,503.09	12,104,265.44	3,118,450.67	0.00	0.00	3,118,450.67
Cumulative Totals		15,222,716.11	15,390,000.00	13,041,503.09	937,237.65	13,041,503.09	12,104,265.44	3,118,450.67	0.00	0.00	3,118,450.67

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	407004759	03/15/24	0.00	0.00	3,118,450.67	0.00	0.00	3,118,450.67	0.00	0.00	3,118,450.67
Current Period Totals			0.00	0.00	3,118,450.67	0.00	0.00	3,118,450.67	0.00		3,118,450.67
Cumulative Totals			0.00	0.00	3,118,450.67	0.00	0.00	3,118,450.67	0.00	0.00	3,118,450.67

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	(217,833.33)	0.00	0.00	0.00	0.00	0.00	(433.11)	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	393.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	305.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	176.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(207,833.33)	0.00	874.28	0.00	0.00	0.00	(433.11)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(207,392.16)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28